Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 50 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	2 to 26 years
Program and feature film rights	Up to 5 years

FOR THE YEAR ENDED DECEMBER 31, 2021	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT (1)	LAND AND BUILDINGS (1)	ASSETS UNDER CONSTRUCTION	TOTAL
COST
January 1, 2021		69,477	7,832	1,889	79,198
Additions		2,643	326	2,515	5,484
Acquired through business combinations		2	12	—	14
Transfers		358	771	(2,163)	(1,034)
Retirements and disposals		(1,550)	(37)	—	(1,587)
Impairment losses recognized in earnings	7	(4)	(15)	—	(19)
Reclassified to assets held for sale	16	(3)	—	—	(3)
December 31, 2021		70,923	8,889	2,241	82,053
ACCUMULATED DEPRECIATION
January 1, 2021		47,563	4,122	—	51,685
Depreciation		3,220	407	—	3,627
Retirements and disposals		(1,515)	(27)	—	(1,542)
Transfers		(95)	191	—	96
Reclassified to assets held for sale	16	(1)	—	—	(1)
Other		(50)	3	—	(47)
December 31, 2021		49,122	4,696	—	53,818
NET CARRYING AMOUNT
January 1, 2021		21,914	3,710	1,889	27,513
December 31, 2021		21,801	4,193	2,241	28,235
(1)Includes right-of-use assets. See Note 18, Leases, for additional details.

FOR THE YEAR ENDED DECEMBER 31, 2020	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT (1)	LAND AND BUILDINGS (1)	ASSETS UNDER CONSTRUCTION	TOTAL
COST
January 1, 2020		67,597	8,079	1,687	77,363
Additions		2,414	247	2,071	4,732
Acquired through business combinations		2	5	—	7
Transfers		964	49	(1,825)	(812)
Retirements and disposals		(1,348)	(54)	(32)	(1,434)
Impairment losses recognized in earnings	7	(17)	(9)	(1)	(27)
Discontinued operations	37	(135)	(485)	(11)	(631)
December 31, 2020		69,477	7,832	1,889	79,198
ACCUMULATED DEPRECIATION
January 1, 2020		45,914	3,813	—	49,727
Depreciation		3,035	440	—	3,475
Retirements and disposals		(1,268)	(54)	—	(1,322)
Discontinued operations	37	(70)	(77)	—	(147)
Other		(48)	—	—	(48)
December 31, 2020		47,563	4,122	—	51,685
NET CARRYING AMOUNT
January 1, 2020		21,683	4,266	1,687	27,636
December 31, 2020		21,914	3,710	1,889	27,513
(1)Includes right-of-use assets. See Note 18, Leases, for additional details.